Acquisition (Tables)	12 Months Ended
Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Acquisition (Tables) [Line Items]
Schedule of Business Acquisition Purchase Price Fair Value	The following table summarizes the allocation of the purchase price of the fair value of the assets acquired and liabilities assumed at the date of the acquisition:
Current assets	$10,111
Fixed assets	150
Other non-current assets	5,394
Intangible assets	6,800
Goodwill	7,808
Current liabilities	(15,523)
Other non-current liabilities	(2,011)
Consideration	$12,729